SHARE-BASED COMPENSATION - Fair value assumptions (Details) - Employee Stock Option - $ / shares	Oct. 28, 2025	Oct. 07, 2025	Jun. 10, 2025	Apr. 15, 2025	Feb. 12, 2025	Nov. 01, 2024	Sep. 01, 2024	Aug. 29, 2024	Jan. 03, 2024	Jul. 17, 2023	Apr. 18, 2022
SHARE-BASED COMPENSATION
Risk-free interest rate	3.99%	4.14%	4.40%	4.35%	4.62%	4.37%	3.91%	3.87%	3.91%	3.81%	2.85%
Expected volatility range	33.10%	33.24%	33.49%	34.04%	33.94%	35.58%	36.02%	36.06%	38.25%	39.55%	34.79%
Exercise multiple	$ 2.8	$ 2.8	$ 2.2	$ 2.8	$ 2.8	$ 2.2	$ 2.8	$ 2.8	$ 2.8	$ 2.8	$ 2.8